Securities - Proceeds from Sales and Associated Gains and Losses Reclassified from Other comprehensive Income to Income (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Proceeds	$ 50,499	$ 12,702	$ 70,957	$ 29,807	$ 17,105	$ 36,627	$ 14,356
Gross gains	473	2	893	370	370	986	504
Gross losses							(4)
Income tax expense on net realized gains	$ 181	$ 1	$ 342	$ 142	$ 142	$ 377	$ 187